Inventory, net	12 Months Ended
Dec. 31, 2025
Inventory, net
Inventory, net

Note 8 – Inventory, net

Inventory consisted of the following:

	December 31,	December 31,
	2025	2024
Raw materials	$152,353	$187,497
Finished products	-	3,751
Total inventory	$152,353	$191,248

For the years ended December 31, 2025, 2024 and 2023, no inventory markdown was recorded.